CONVERTIBLE DEBENTURES PAYABLE (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Jul. 02, 2021	Jan. 08, 2021	Dec. 01, 2020	Jun. 08, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Number of warrants issued					187,324		50,000	2,666,667
Exercise price of warrants					$ 1.64		$ 1.63	$ 0.73	$ 0.68
Debentures balance					$ 600,000		$ 600,000
Accrued interest							$ 941,440	$ 537,884
Number of shares issued						2,548,000	9,001,460	4,393,333
Gain/(loss) on extinguishment of debt, net					490,051	$ 13,900	$ 564,481	$ (105,266)
Accrued interest amount								3,842
Description of reverse stock split				1 for 1.5 reverse stock split of the Company’s common stock became effective.
Related Party Convertible Debentures
Number of warrants issued							213,637
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture					$ 3,000,000		$ 3,000,000	$ 3,000,000
Debt Instrument, Convertible, Conversion Price					$ 0.60		$ 0.60
Interest rate					10.00%		10.00%
Description of monthly installments					monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, we began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023		monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, the Company began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023
Number of warrants issued					3,550,709		3,550,709
Exercise price of warrants					$ 0.86		$ 0.86
Expected life in years					10 years		10 years
Beneficial conversion feature recorded as debt discount					$ 612,313		$ 612,313
Allocated fair value of warrants as additional debt discount					$ 2,387,687		$ 2,387,687
Percentage of cash interest					10.00%		10.00%	10.00%
$750,000 convertible debenture, December 1, 2020
Convertible debenture					$ 750,000		$ 750,000
Interest rate					6.00%		6.00%
Beneficial conversion feature recorded as debt discount					$ 339,216		$ 339,216
Allocated fair value of warrants as additional debt discount					$ 26,770		$ 26,770
Percentage of cash interest					4.00%		4.00%
$750,000 convertible debenture, December 1, 2020 | Private Placement [Member]
Convertible debenture and warranty purchase agreement amount			$ 3,000,000
$800,000 convertible debenture, April 1, 2021
Convertible debenture					$ 800,000		$ 800,000
Interest rate					6.00%		6.00%
Beneficial conversion feature recorded as debt discount					$ 319,431		$ 319,431
Allocated fair value of warrants as additional debt discount					$ 60,406		$ 60,406
Percentage of cash interest					4.00%		4.00%
$400,000 convertible debenture, May 1, 2021
Convertible debenture					$ 400,000		$ 400,000
Interest rate					6.00%		6.00%
Beneficial conversion feature recorded as debt discount					$ 159,715		$ 159,715
Allocated fair value of warrants as additional debt discount					$ 31,309		$ 31,309
Percentage of cash interest					4.00%		4.00%
$400,000 convertible debenture, June 2, 2021
Convertible debenture					$ 400,000		$ 400,000
Interest rate					6.00%		6.00%
Percentage of cash interest					4.00%		4.00%
$400,000 convertible debenture, June 2, 2020
Beneficial conversion feature recorded as debt discount					$ 159,715		$ 159,715
Allocated fair value of warrants as additional debt discount					30,481		30,481
$287,000 convertible debenture amended October 22, 2020
Convertible debenture							$ 350,000	$ 287,000
Debt Instrument, Convertible, Conversion Price							$ 0.60
Exercise price of warrants							$ 0.60
Beneficial conversion feature recorded as debt discount							$ 30,996
Percentage of cash interest								10.00%
Principal payments							$ 40,956
Number of shares issued							5,000,000
Amount of monthly payments							$ 7,939
$287,000 convertible debenture amended October 22, 2020 | Common Class A [Member] | Redemption Agreement [Member] | Former Officers [Member]
Interest rate							10.00%
$287,000 convertible debentures converted July 1, 2021
Debentures balance	$ 216,105
Accrued interest	$ 1,800
Number of shares issued	363,176
Gain/(loss) on extinguishment of debt, net	$ 15,006
$400,000 convertible debenture converted January 8, 2021
Convertible debenture							$ 400,000	$ 400,000
Percentage of cash interest							11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture					$ 350,000		$ 350,000
Interest rate					6.00%		6.00%
Beneficial conversion feature recorded as debt discount					$ 139,751		$ 139,751
Allocated fair value of warrants as additional debt discount					$ 31,282		$ 31,282
Percentage of cash interest					4.00%		4.00%
Debentures balance					$ 350,000		$ 350,000
$250,000 convertible debenture, May 21, 2021
Convertible debenture					$ 250,000		$ 250,000
Interest rate					6.00%		6.00%
Beneficial conversion feature recorded as debt discount					$ 99,822		$ 99,822
Allocated fair value of warrants as additional debt discount					$ 14,940		$ 14,940
Percentage of cash interest					4.00%		4.00%
Debentures balance					$ 250,000		$ 250,000
Convertible Debentures Due on due December 1, 2022 [Member]
Percentage of cash interest			4.00%
Percentage of payment in kind interest			6.00%
Secured Convertible Debenture [Member]
Interest rate								11.00%
Accrued interest		$ 50,213					$ 326,143
Number of shares issued		1,003,618
Senior Secured Convertible Promissory Debentures [Member]
Number of warrants issued					155,682		110,227
Accrued interest								$ 5,563
Senior Secured Convertible Promissory Debentures [Member] | Private Placement [Member]
Minimum subscription amount			$ 250,000
Aggregate exercise price			$ 750,000
Warrants Exercisable Shares			272,727
Debentures Subject to Mandatory Redemption [Member] | $750,000 convertible debenture, December 1, 2020
Convertible debenture					$ 750,000		$ 750,000
Debentures Subject to Mandatory Redemption [Member] | $800,000 convertible debenture, April 1, 2021
Convertible debenture					800,000		800,000
Debentures Subject to Mandatory Redemption [Member] | $400,000 convertible debenture, May 1, 2021
Convertible debenture					400,000		400,000
Debentures Subject to Mandatory Redemption [Member] | $400,000 convertible debenture, June 2, 2020
Convertible debenture					400,000		400,000
Debentures Subject to Mandatory Redemption [Member] | $287,000 convertible debenture amended October 22, 2020
Convertible debenture							287,000
Debentures Subject to Mandatory Redemption [Member] | $350,000 convertible debenture, January 12, 2021
Convertible debenture					350,000		350,000
Debentures Subject to Mandatory Redemption [Member] | $250,000 convertible debenture, May 21, 2021
Convertible debenture					$ 250,000		$ 250,000